Shareholders' Equity - Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	$ (7,801)	$ (8,049)	$ (8,999)
Selling, general and administrative expenses	(1,632)	(1,649)	(1,631)
Research and development expenses	(2,044)	(2,077)	(2,100)
Other components of pension benefit costs	(19)	(15)	(19)
Income tax benefit (expense)	(220)	(313)	(541)
Net income	180	1,565	4,222
Attributable to noncontrolling interest	(14)	(8)	(11)
Net income attributable to parent company stockholders	166	1,557	4,211
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	41	8	(1)
Attributable to noncontrolling interest	0	0	0
Net income attributable to parent company stockholders	41	8	(1)
Reclassification out of accumulated other comprehensive income | Gains (Losses) on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit (expense)	(7)	(2)	0
Net income	47	14	5
Reclassification out of accumulated other comprehensive income | Gains (Losses) on Cash Flow Hedges | Foreign exchange contract
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	35	13	1
Selling, general and administrative expenses	4	1	1
Research and development expenses	15	2	3
Reclassification out of accumulated other comprehensive income | Amortization of actuarial gains (losses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other components of pension benefit costs	(8)	(8)	(6)
Reclassification out of accumulated other comprehensive income | Amortization of prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other components of pension benefit costs	0	0	(1)
Income tax benefit (expense)	2	2	1
Net income	$ (6)	$ (6)	$ (6)